Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Balance	$ 1,961.0	$ 1,933.1
Translation	(33.6)	27.9
Balance	1,927.4	$ 1,961.0
Tax-deductible goodwill	$ 10.6